Franklin Templeton Group
                            777 Mariners Island Blvd.
                               San Mateo, CA 94404

July 1, 1997


Filed Via EDGAR (CIK #0000757010)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN TAX-FREE TRUST
            File Nos. 2-94222 and 811-4149

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 27, 1997.

Sincerely,

Franklin Tax-Free Trust

/s/Larry L. Greene
Senior Corporate Counsel

LLG:le

cc:   Mark Plafker, Esq.